Employee Benefits Provisions	6 Months Ended
Dec. 31, 2025
Employee Benefits Provisions [Abstract]
Employee benefits provisions

Note 20. Employee benefits provisions

	Consolidated
	31 December 2025	30 June 2025
	$	$
Current liabilities
Provision for Annual leave	98,740	84,694

Non-current liabilities
Long service leave	38,839	24,992

	137,579	109,686

Amounts not expected to be settled within the next 12 months

As of 31 December 2025, provision for employee benefits includes all unconditional entitlements where employees have completed the required period of service and also those where employees are entitled to pro-rata payments in certain circumstances. The entire amount is presented as current, since the consolidated entity does not have an unconditional right to defer settlement. However, based on past experience, the consolidated entity does not expect all employees to take the full amount of accrued leave or require payment within the next 12 months.

Employee entitlements:

Annual leave

	Consolidated
	31 December 2025	30 June 2025
	$	$
Opening Balance	84,694	98,368
Annual leave taken	-	(20,504)
Additional provisions raised	14,046	6,830

Closing balance	98,740	84,694

Long Service leave

	Consolidated
	31 December 2025	30 June 2025
	$	$
Opening Balance	24,992	20,018
Long service leave taken during the period	-	(4,496)
Additional provisions raised	13,847	9,470

Closing balance	38,839	24,992